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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA               February 1, 2008
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 12/31/2007

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                                  Voting
                                                                      Market                Investment           Authority
                                                                      Value         Units     Powers      Full    Partial    None
                                                                  -------------- ---------- ---------- --------- --------- --------
AT&T INC.                  Common Stock                 00206R102 $ 1,368,903.32  32,938.00     FULL   31,078.00      0.00 1,860.00
AT&T INC.                  Common Stock                 00206R102 $   295,283.80   7,105.00   PARTIAL   5,999.00  1,106.00     0.00
ABBOTT LABS                Common Stock                 002824100 $ 1,511,795.66  26,925.00     FULL   25,725.00      0.00 1,200.00
ABBOTT LABS                Common Stock                 002824100 $   316,564.68   5,638.00   PARTIAL   5,213.00      0.00   425.00
AIR PRODS & CHEMS INC      Common Stock                 009158106 $   473,424.00   4,800.00     FULL    4,400.00      0.00   400.00
AMERICAN INTL GROUP INC    Common Stock                 026874107 $   773,815.93  13,273.00     FULL   12,291.00      0.00   982.00
APPLE COMPUTER INC         Common Stock                 037833100 $   617,217.28   3,116.00     FULL    2,916.00      0.00   200.00
AUTOMATIC DATA PROCESSING
INC                        Common Stock                 053015103 $   457,055.92  10,264.00     FULL    9,464.00      0.00   800.00
B P  P L C SPONS A D R     American Depository Receipts 055622104 $   995,843.71  13,610.00     FULL   13,410.00      0.00   200.00
BANK OF AMERICA CORP       Common Stock                 060505104 $   533,450.54  12,929.00     FULL   12,429.00      0.00   500.00
CHEVRON CORPORATION        Common Stock                 166764100 $   846,969.75   9,075.00     FULL    7,951.00      0.00 1,124.00
CISCO SYS INC              Common Stock                 17275R102 $   870,324.44  32,151.00     FULL   31,251.00      0.00   900.00
CISCO SYS INC              Common Stock                 17275R102 $   250,423.64   9,251.00   PARTIAL   8,941.00    310.00     0.00
CITIGROUP INC              Common Stock                 172967101 $   434,917.12  14,773.00     FULL   14,223.00      0.00   550.00
DANAHER CORP               Common Stock                 235851102 $   854,938.56   9,744.00     FULL    8,994.00      0.00   750.00
DELL INC                   Common Stock                 24702R101 $   378,434.40  15,440.00     FULL   14,188.00      0.00 1,252.00
DOMINION RESOURCES INC     Common Stock                 25746U109 $   819,651.30  17,274.00     FULL   15,614.00      0.00 1,660.00
ECOLAB INC                 Common Stock                 278865100 $   540,265.50  10,550.00     FULL   10,550.00      0.00     0.00
EMERSON ELEC CO            Common Stock                 291011104 $   742,699.28  13,108.00     FULL   12,858.00      0.00   250.00
EMERSON ELEC CO            Common Stock                 291011104 $   266,302.00   4,700.00   PARTIAL   4,700.00      0.00     0.00
EXXON MOBIL CORP           Common Stock                 30231G102 $ 4,369,795.31  46,641.00     FULL   43,972.00      0.00 2,669.00
EXXON MOBIL CORP           Common Stock                 30231G102 $ 1,282,981.14  13,693.90   PARTIAL  10,637.90  2,656.00   400.00
F P L GROUP INC            Common Stock                 302571104 $   691,220.44  10,198.00     FULL    8,994.00      0.00 1,204.00
GENERAL ELEC CO            Common Stock                 369604103 $ 2,995,552.58  80,808.00     FULL   77,366.00      0.00 3,442.00
GENERAL ELEC CO            Common Stock                 369604103 $ 1,010,824.76  27,268.00   PARTIAL  25,403.00    820.00 1,045.00
HEWLETT PACKARD CO         Common Stock                 428236103 $   305,656.40   6,055.00     FULL    5,080.00      0.00   975.00
HEWLETT PACKARD CO         Common Stock                 428236103 $   205,100.24   4,063.00   PARTIAL   3,463.00    600.00     0.00
INTEL CORP                 Common Stock                 458140100 $   312,535.18  11,723.00     FULL   10,123.00      0.00 1,600.00
INTERNATIONAL BUSINESS
MACHINES CORP              Common Stock                 459200101 $   364,080.80   3,368.00     FULL    3,168.00      0.00   200.00
JACOBS ENGR GROUP INC      Common Stock                 469814107 $   580,830.75   6,075.00     FULL    5,925.00      0.00   150.00
JOHNSON & JOHNSON          Common Stock                 478160104 $   774,853.90  11,617.00     FULL    9,806.00      0.00 1,811.00
KELLOGG CO                 Common Stock                 487836108 $   600,480.79  11,453.00     FULL   10,653.00      0.00   800.00
MERCK & CO INC             Common Stock                 589331107 $   416,648.70   7,170.00   PARTIAL   7,170.00      0.00     0.00
MICROSOFT CORP             Common Stock                 594918104 $ 1,317,734.00  37,015.00     FULL   35,011.00      0.00 2,004.00
MORGAN STANLEY             Common Stock                 617446448 $   513,892.36   9,676.00     FULL    8,526.00      0.00 1,150.00
NIKE INC                   Common Stock                 654106103 $ 1,139,874.56  17,744.00     FULL   16,794.00      0.00   950.00
NIKE INC                   Common Stock                 654106103 $   223,234.00   3,475.00   PARTIAL   3,475.00      0.00     0.00
PATTERSON COS INC          Common Stock                 703395103 $   269,053.75   7,925.00     FULL    7,525.00      0.00   400.00
PAYCHEX INC COM            Common Stock                 704326107 $   279,763.28   7,724.00   PARTIAL   7,724.00      0.00     0.00
PEPSICO INC                Common Stock                 713448108 $ 1,712,304.00  22,560.00     FULL   21,435.00      0.00 1,125.00
PEPSICO INC                Common Stock                 713448108 $   299,273.70   3,943.00   PARTIAL   3,943.00      0.00     0.00
PFIZER INC                 Common Stock                 717081103 $   391,069.65  17,205.00     FULL   15,516.00      0.00 1,689.00
PROCTER & GAMBLE CO        Common Stock                 742718109 $ 1,374,899.64  18,726.50     FULL   18,376.50      0.00   350.00
ROCKPORT NATL BANCORP INC  Common Stock                 773871108 $   852,600.00  14,700.00     FULL   14,700.00      0.00     0.00
SCHERING PLOUGH CORP       Common Stock                 806605101 $   279,229.50  10,481.59   PARTIAL  10,481.59      0.00     0.00
STATE STR CORP             Common Stock                 857477103 $   713,098.40   8,782.00     FULL    8,002.00      0.00   780.00
STATE STR CORP             Common Stock                 857477103 $   343,800.80   4,234.00   PARTIAL   4,234.00      0.00     0.00
SUN LIFE FINANCIAL ADR     Foreign Stock                866796105 $   444,051.72   7,938.00     FULL    7,938.00      0.00     0.00
TEVA PHARMACEUTICAL INDS
LTD ADR                    American Depository Receipts 881624209 $   664,385.12  14,294.00     FULL   13,344.00      0.00   950.00
TEXAS INSTRUMENTS INC      Common Stock                 882508104 $   399,130.00  11,950.00     FULL   11,950.00      0.00     0.00
3M CO                      Common Stock                 88579Y101 $   357,601.12   4,241.00     FULL    3,891.00      0.00   350.00
3M CO                      Common Stock                 88579Y101 $   300,769.44   3,567.00   PARTIAL   3,067.00    300.00   200.00
UNILEVER N V  A D R        American Depository Receipts 904784709 $   330,983.88   9,078.00     FULL    6,785.00      0.00 2,293.00
UNITED TECHNOLOGIES CORP   Common Stock                 913017109 $   488,325.20   6,380.00     FULL    6,380.00      0.00     0.00
VERIZON COMMUNICATIONS INC Common Stock                 92343V104 $ 1,108,196.90  25,365.00     FULL   24,771.00      0.00   594.00
VERIZON COMMUNICATIONS INC Common Stock                 92343V104 $   320,665.80   7,339.57   PARTIAL   6,189.57    906.00   244.00
WACHOVIA CORP 2ND NEW      Preferred Stock              929903201 $        36.28  24,186.00     FULL   24,186.00      0.00     0.00
WAL MART STORES INC        Common Stock                 931142103 $   260,416.88   5,479.00     FULL    5,279.00      0.00   200.00
WELLS FARGO & CO           Common Stock                 949746101 $   468,246.90  15,510.00     FULL   13,950.00      0.00 1,560.00
WELLS FARGO & CO           Common Stock                 949746101 $   212,567.79   7,041.00   PARTIAL   6,841.00    200.00     0.00
WYETH                      Common Stock                 983024100 $   785,698.20  17,780.00     FULL   17,280.00      0.00   500.00
ACCENTURE LTD              Common Stock                 G1150G111 $   266,622.00   7,400.00     FULL    7,000.00      0.00   400.00
TRAVEL CENTERS OF AMERICA  Common Stock                 JKE174103 $        12.90  30,000.00     FULL   30,000.00      0.00     0.00

                           Grand Total                            $43,376,379.59 888,536.55

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